Earnings Per Share - Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income - basic	¥ 117,438,250	$ 18,428,624	¥ 261,344,391	¥ 442,718,263
Net income - diluted	¥ 117,438,250	$ 18,428,624	¥ 261,344,391	¥ 442,718,263
Common Class A
Denominator:
Weighted average shares outstanding basic	68,286,954	68,286,954	68,286,954	67,315,727
Weighted average shares outstanding diluted	68,286,954	68,286,954	68,286,954	67,315,727
Allocation of undistributed earnings - basic and diluted:
Allocation of undistributed earnings - basic	¥ 77,821,553	$ 12,211,900	¥ 173,182,301	¥ 291,950,431
Allocation of undistributed earnings - diluted	¥ 77,821,553	$ 12,211,900	¥ 173,182,301	¥ 291,950,431
Basic and diluted earnings per share:
Basic earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34
Diluted earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34
Common Class B
Denominator:
Weighted average shares outstanding basic	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings - basic and diluted:
Allocation of undistributed earnings - basic	¥ 39,616,697	$ 6,216,724	¥ 88,162,090	¥ 150,767,832
Allocation of undistributed earnings - diluted	¥ 39,616,697	$ 6,216,724	¥ 88,162,090	¥ 150,767,832
Basic and diluted earnings per share:
Basic earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34
Diluted earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34